Loan from Marine Thinking (the "Target")	9 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Loan from Marine Thinking

Note 9 —Loan from Marine Thinking (the “Target”)

On March 3, April 6, May 4 and June 8, 2026, in connection with the Target’s payment of the Monthly Extension Fees, the Company issued four unsecured promissory notes (collectively, the “Target Extension Notes”) to the Target, each in the principal amount of $150,000 and in an aggregate principal amount of $600,000. The Target Extension Note bears no interest and is payable in full upon the earlier to occur of (i) the consummation of the Company’s Business Combination or (ii) the date of expiry of the term of the Company. The Target has the right, but not the obligation, to convert the Extension Note, in whole or in part, respectively, into the Conversion Units upon the consummation of a business combination. The number of Conversion Units to be received by the Sponsor in connection with such conversion shall be an amount determined by dividing (x) the sum of the outstanding principal amount payable to the Sponsor by (y) $10.00. As of June 30, 2026 and December 31, 2025, there were $600,000 and $0 outstanding, respectively.